PROPERTY, PLANT AND EQUIPMENT, AT FAIR VALUE	12 Months Ended
Dec. 31, 2017
Disclosure Text Block [Abstract]
PROPERTY, PLANT AND EQUIPMENT, AT FAIR VALUE

12. PROPERTY, PLANT AND EQUIPMENT, AT FAIR VALUE

The following table presents a reconciliation of property, plant and equipment at fair value:

(MILLIONS)	Notes	Hydroelectric	Wind	Other(1)	Total(2)
As at December 31, 2014		$15,210	$3,315	$41	$18,566
Additions		183	51	55	289
Acquisitions through business combinations	3	307	624	229	1,160
Disposal		-	(230)	-	(230)
Items recognized through OCI
Change in fair value		1,141	52	16	1,209
Foreign exchange		(1,585)	(336)	(54)	(1,975)
Items recognized through net income
Change in fair value		(2)	(43)	-	(45)
Depreciation		(407)	(200)	(9)	(616)
As at December 31, 2015		$14,847	$3,233	$278	$18,358
Additions		269	71	18	358
Acquisitions through business combinations	3	5,731	10	-	5,741
Items recognized through OCI
Change in fair value		190	187	54	431
Foreign exchange		1,114	21	51	1,186
Items recognized through net income
Change in fair value		(17)	(10)	(9)	(36)
Depreciation		(565)	(199)	(17)	(781)
As at December 31, 2016		$21,569	$3,313	$375	$25,257
Additions		253	95	6	354
Acquisitions through business combinations	3	-	618	627	1,245
Disposal	4	-	(338)	-	(338)
Items recognized through OCI
Change in fair value		828	91	(32)	887
Foreign exchange		332	177	(3)	506
Items recognized through net income
Change in fair value		(20)	(8)	(5)	(33)
Depreciation		(563)	(197)	(22)	(782)
As at December 31, 2017		$22,399	$3,751	$946	$27,096

  Includes solar, storage, biomass and Co-gen.
  Includes intangible assets of $13 million (2016: $14 million and 2015: $13 million) and construction work in process (“CWIP”) of $601 million (2016: $663 million and 2015: $405 million).

The fair value of Brookfield Renewable’s property, plant and equipment is calculated as described in Notes 1(f) - Property, plant and equipment and revaluation method and 1(n) - Critical estimates. Judgment is involved in determining the appropriate estimates and assumptions in the valuation of Brookfield Renewable’s property, plant and equipment. See Note 1(o)(iii) - Critical judgments in applying accounting policies – Property, plant and equipment. Brookfield Renewable has classified its property, plant and equipment under level 3 of the fair value hierarchy.

Discount rates, terminal capitalization rates and exit dates used in the valuation methodology, are provided in the following table:

	North America		Colombia		Brazil		Europe
	2017	2016	2017	2016	2017	2016	2017	2016
Discount rate
Contracted	4.9% - 6.0%	4.8% - 5.5%	11.3%	N/A	8.9%	9.2%	4.1% - 4.5%	4.1% - 5.0%
Uncontracted	6.5% - 7.6%	6.6% - 7.2%	12.6%	N/A	10.2%	10.5%	5.9% - 6.3%	5.9% - 6.8%
Terminal
capitalization rate(1)	6.2% - 7.5%	6.3% - 6.9%	0.126	N/A	N/A	N/A	NA	N/A
Exit date	2037	2036	2037	N/A	2032	2031	2031	2031

  Discount rates are not adjusted for asset specific risks.
  The terminal capitalization rate applies only to hydroelectric assets in the United States, Canada and Colombia.

The following table summarizes the impact of a change in discount rates, electricity prices and terminal capitalization rates on the fair value of property, plant and equipment:

	2017
	North
(MILLIONS)	America	Colombia	Brazil	Europe	Total
25 bps increase in discount rates	$(710)	$(130)	$(50)	$(20)	$(910)
25 bps decrease in discount rates	770	130	50	20	970
5% increase in future electricity prices	620	310	70	20	1,020
5% decrease in future electricity prices	(620)	(310)	(70)	(20)	(1,020)
25 bps increase in terminal capitalization rate(1)	(180)	(50)	-	-	(230)
25 bps decrease in terminal capitalization rate(1)	190	50	-	-	240
	2016
	North
(MILLIONS)	America	Colombia	Brazil	Europe	Total
25 bps increase in discount rates	$(670)	$ N/A	$(50)	$(20)	$(740)
25 bps decrease in discount rates	730	N/A	50	20	800
5% increase in future electricity prices	540	N/A	70	20	630
5% decrease in future electricity prices	(540)	N/A	(70)	(20)	(630)
25 bps increase in terminal capitalization rate(1)	(180)	N/A	-	-	(180)
25 bps decrease in terminal capitalization rate(1)	190	N/A	-	-	190

The terminal capitalization rate applies only to hydroelectric assets in the United States, Canada and Colombia.

Terminal values are included in the valuation of hydroelectric assets in the United States, Canada and Colombia. For the hydroelectric assets in Brazil, cash flows have been included based on the duration of the authorization or useful life of a concession asset without consideration of potential renewal value. The weighted-average remaining duration of the authorization or useful life of a concession asset at December 31, 2017, is 15 years (2016: 15 years). Consequently, there is no terminal value attributed to the hydroelectric assets in Brazil. If an additional 20 years of cash flows were included in Brazil, the fair value of property, plant and equipment would increase by approximately $1,500 million.

The following table summarizes the percentage of total generation contracted under power purchase agreements as at December 31, 2017:

	North America	Colombia	Brazil	Europe
1 - 10 years	58%	17%	66%	78%
11 - 20 years	42%	-	57%	35%

The following table summarizes power prices from long-term power purchase agreements that are linked specifically to the related power generating assets:

Per MWh(1)	North America	Colombia		Brazil		Europe
1 - 10 years	$84	COP	211,000	R$	274	€90
11 - 20 years	88		-		407	107

Assumes nominal prices based on weighted-average generation.

The following table summarizes the estimates of future electricity prices:

Per MWh(1)	North America	Colombia		Brazil		Europe
1 - 10 years	$63	COP	238,000	R$	309	€78
11 - 20 years	112		339,000		458	95

Assumes nominal prices based on weighted-average generation.

Brookfield Renewable’s long-term view is anchored to the cost of securing new energy from renewable sources to meet future demand growth between 2021 and 2025. A further one year change would increase or decrease the fair value of property, plant and equipment by approximately $160 million (2016: $130 million).

Had Brookfield Renewable’s revalued property, plant and equipment been measured on a historical cost basis, the carrying amounts, net of accumulated depreciation would have been as follows at December 31:

(MILLIONS)	2017	2016
Hydroelectric	$12,740	$12,761
Wind	3,030	2,688
Solar and other(1)	933	319
	$16,703	$15,768

Includes biomass and Co-gen.